LOANS RECEIVABLE, Composition of Loans by Credit Quality Indicators (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 619,455,000	$ 532,031,000
Number of days residential mortgages and consumer loans are placed on non accrual status	90 days
Minimum amount of loan balances excluded from evaluation for impairment	1,000,000
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	155,969,000	138,403,000
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,661,000	9,388,000
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,965,000	18,597,000
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	371,961,000	323,665,000
Residential Mortgages [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	368,967,000	321,400,000
Residential Mortgages [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,994,000	2,265,000
Real estate-commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	129,345,000	104,766,000
Real estate-commercial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	113,260,000	91,446,000
Real estate-commercial [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,142,000	4,192,000
Real estate-commercial [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	8,943,000	9,128,000
Real estate-commercial [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate-residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	20,005,000	21,570,000
Real estate-residential [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,182,000	19,244,000
Real estate-residential [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	487,000	1,018,000
Real estate-residential [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,336,000	1,308,000
Real estate-residential [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate-multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,623,000	19,118,000
Real estate-multi-family [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,114,000	15,751,000
Real estate-multi-family [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate-multi-family [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,509,000	3,367,000
Real estate-multi-family [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Construction loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	8,773,000	16,288,000
Construction loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,596,000	7,397,000
Construction loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	4,097,000
Construction loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,177,000	4,794,000
Construction loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,849,000	4,646,000
Commercial and industrial loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,817,000	4,565,000
Commercial and industrial loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	32,000	81,000
Commercial and industrial loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Commercial and industrial loans [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Total commercial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	181,595,000	166,388,000
Home equity and second mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	64,202,000	40,143,000
Home equity and second mortgage [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	63,902,000	40,000,000
Home equity and second mortgage [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	300,000	143,000
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,697,000	1,835,000
Other consumer [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,697,000	1,827,000
Other consumer [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	8,000
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	65,899,000	41,978,000
Total residential and consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	437,860,000	365,643,000
Total residential and consumer Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	434,566,000	363,227,000
Total residential and consumer Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 3,294,000	$ 2,416,000